Business Combination - Schedule of Recognized Asset Acquired and Liability (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	May 05, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Goodwill	$ 812,970		$ 19,544	$ 19,544	$ 97
Weights and Biases, Inc.
Business Combination [Line Items]
Cash and cash equivalents		$ 50,792
Accounts receivable, net		13,418
Prepaid expenses and other current assets		2,205
Property and equipment, net		858
Operating lease right-of-use assets		1,080
Intangible assets, net		207,600
Goodwill		793,426
Other non-current assets		178
Total assets acquired		1,069,557
Accounts payable		885
Accrued liabilities		7,036
Deferred revenue, current		25,414
Operating lease liabilities, current		283
Other current liabilities		31
Deferred revenue, non-current		309
Operating lease liabilities, non-current		797
Deferred tax liabilities, non-current		5,543
Total liabilities assumed		40,298
Total purchase price		$ 1,029,259